Goodwill, VOBA and Other Intangible Assets (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Intangible Assets
Intangible assets amortization	$ 1,788	$ 1,788	$ 1,788
Contract based intangibles
Other Intangible Assets
Carrying Value	38,020	38,020
Accumulated Amortization	(25,048)	(23,260)
Total other intangible assets with finite lives	$ 12,972	$ 14,760